SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the VIEs were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2017	2018
Current Assets:
Cash and cash equivalents	20,414	8,527
Short-term investments	26,000	—
Accounts receivable	20,398	28,351
Inventories	143,564	210,285
Prepayments and other current assets	79,648	133,655
Total current assets	290,024	380,818
Property and equipment	5,059	9,962
Intangible assets, net	360	382
Long-term investments	11,140	11,140
Other non-current assets	—	1,446
Total assets	306,583	403,748
Current Liabilities:
Accounts payable	(127,965)	(211,954)
Accrued expenses and other current liabilities	(34,124)	(50,356)
Total liabilities	(162,089)	(262,310)

	Years Ended December 31,
	2016	2017	2018
Net revenues	872,661	959,153	1,785,757
Total cost and expenses	(865,419)	(930,567)	(1,809,656)
Net income (loss)	7,242	28,586	(23,899)

	Years Ended December 31,
	2016	2017	2018
Net cash used in operating activities	(148,886)	(124,409)	(112,425)
Net cash used in investing activities	(473)	(54)	(7,308)
Net cash provided by financing activities	—	—	—

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3 years
Electronic equipment	3 years
Vehicles	5 years

Schedule of concentration of customers and suppliers

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2016, 2017 and 2018:

	Years Ended December 31,
	2016	2017	2018
Product purchases:
A	12.4%	14.1%	13.9%
B	*	*	12.7%

The following suppliers accounted for 10% or more of balances of accounts payable as of December 31, 2017 and 2018:

	2017	2018
Accounts payable:
A	16.0%	18.9%
*	Less than 10%.

Schedule of product revenues and segment profit/(loss) generated by its segments

	Years Ended December 31,
	2016	2017	2018
B2C segment
Product revenues	870,361	862,327	847,476
Cost of products sold*	(796,230)	(780,137)	(767,073)
Segment profit for B2C Business	74,131	82,190	80,403
B2B segment
Product revenues	—	86,890	922,751
Cost of products sold*	—	(88,582)	(914,627)
Segment (loss) profit for B2B Model	—	(1,692)	8,124
Total segment profit	74,131	80,498	88,527
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

Schedule of reconciliation of reportable segments revenue to the Group's consolidated revenues

	Years Ended December 31,
	2016	2017	2018
Total revenues for reportable segments	870,361	949,217	1,770,227
Service revenues	3,476	10,269	15,743
Total consolidated revenues	873,837	959,486	1,785,970

Schedule of reconciliation of the reportable segments' measures of profit or loss to the Group's consolidated loss before income taxes

	Years Ended December 31,
	2016	2017	2018
Total profit for reportable segments	74,131	80,498	88,527
Unallocated amounts:
Service Revenues	3,476	10,269	15,743
Fulfillment expenses	(68,445)	(55,880)	(73,930)
Selling and marketing expenses	(252,829)	(190,074)	(260,040)
General and administrative expenses	(60,836)	(53,434)	(98,759)
Technology expenses	(61,767)	(48,133)	(71,248)
Other operating income (expenses), net	1,990	2,732	(668)
Interest income	2,308	4,013	4,352
Interest expense	(751)	(55)	—
Foreign exchange gain (loss)	2,630	(3,492)	2,459
Other income (loss),net	(3,353)	4,229	11,531
Loss before income tax	(363,446)	(249,327)	(382,033)

Schedule of revenues from different product groups and services

	Years Ended December 31,
	2016	2017	2018
Product Revenues	870,361	949,217	1,770,227
Drugs	541,318	649,341	1,489,917
Nutritional supplements	110,295	123,214	190,425
Contact lenses	115,547	107,275	47,295
Medical supplies and devices	68,819	49,414	26,563
Other products	34,382	19,973	16,027
Service Revenues	3,476	10,269	15,743
MP Service	2,472	8,767	12,375
Other Services	1,004	1,502	3,368
Total	873,837	959,486	1,785,970